Property, Plant, and Equipment - Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Lowest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	25 years
Lowest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	2 years
Lowest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Lowest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	2 years
Highest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	50 years
Highest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	6 years
Highest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	20 years
Highest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years